LEASES	12 Months Ended
Dec. 31, 2020
Disclosure of maturity analysis of operating lease payments [abstract]
LEASES
NOTE 19 – LEASES

The Group leases the following assets (as a lessee) (see also notes 2(o) and 3):

(1)
Buildings: The Group leases its headquarter facilities in Rosh Ha-ayin, Israel, with a total of approximately 51,177 gross square meters (including parking lots). The lease term was extended in October 2020 to end on December 31, 2029 and the Company expects to exercise its option to extend it until December 31, 2034. The rental payments are linked to the Israeli CPI.

The Group also leases call centers, retail stores and service centers. The leases for each site have different lengths and specific terms. The lease agreements are for periods of two to ten years. The Group has options to extend some lease contract periods for up to twenty years (including the original lease periods). Substantially all of the rental payments are linked to the Israeli CPI and a few are linked to the dollar. Some of the extension options include an increase of the lease payment in a range of 2%-10%.

(2)
Cell sites: Lease agreements in respect of cell sites and switching stations throughout Israel are for periods of two to ten years. The Company has an option to extend some of the lease contract periods for up to ten years (including the original lease periods). Substantially all of the rental payments are linked to the Israeli CPI and a few are linked to the dollar. Some of the extension options include an increase of the lease payment mostly in a range of 2%-10%. Most of cell sites were assigned to PHI.

(3)	Vehicles: The Group leases vehicles for periods of up to three years. The rental payments are linked to the Israeli CPI.

The extension options are negotiated by management to provide flexibility in managing the leased asset portfolio and align with the Group's business needs. Management exercised judgment and generally determined that the extension options are reasonably certain to be exercised. Generally, the Group's obligations under its leases are secured by the lessor's title to the leased assets. Set out below are the carrying amounts of right of use assets and lease liabilities recognized and the movements during the year:

	New Israeli Shekels in millions
	Lease right of use asset			Lease liability
	Buildings	Cell sites	Vehicles
Balance as at January 1, 2019	252	362	42	683
Amortization charges	(41)	(78)	(27)
Accretion of interest				20
Non-cash movements	11	46	15	73
Lease payments (principal) cash outflow				(139)
Lease payments (interest) cash outflow				(20)
Balance as at December 31, 2019	222	330	30	617
Amortization charges	(38)	(71)	(25)
Accretion of interest				18
Non-cash movements	114	65	36	214
Lease payments (principal) cash outflow				(129)
Lease payments (interest) cash outflow				(18)
Balance as at December 31, 2020	298	324	41	702
Current				120
Non-Current	298	324	41	582

Balance as at December 31, 2019	222	330	30	617
Current				131
Non-Current	222	330	30	486

In 2018 rent expenses in amounts of NIS 169 million were recorded according to the previous accounting policy under IAS 17.

See note 6(a)(4) for maturity analysis of undiscounted lease liability as of December 31, 2020.